INCOME TAX (Narrative) (Details) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2013	Aug. 04, 2014 USD ($)	Aug. 04, 2014 ILS (₪)
Income Taxes [Line Items]
Minimum percentage of annual income which is derived from export considered for application of reduced corporate tax rate	25.00%
Tax rate applicable to the Company	26.50%	26.50%	25.00%
Reduction in tax rate applicable from 2016 and thereafter	1.50%
Tax rate applicable from 2016 and thereafter	25.00%
Israel [Member]
Income Taxes [Line Items]
Income tax liability for prior year tax assessments				$ 10.5	₪ 36
Carry forward tax losses	$ 1.2
United States [Member]
Income Taxes [Line Items]
Carry forward tax losses	$ 3.9
Carry forward tax losses, expiration	Dec. 31, 2022
2012 [Member] | Scenario, Actual [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	25.00%
Tax rate on capital gains	25.00%
Tax rate applicable to betterment	25.00%
2012 [Member] | Preferred Company [Member] | Investment Law, for enterprises located in zone A [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	15.00%
2013 [Member] | Preferred Company [Member] | Investment Law, for enterprises located in zone A [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	12.50%
2014 [Member] | Preferred Company [Member] | Investment Law, for enterprises located in zone A [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	9.00%
2014 [Member] | Preferred Company [Member] | Investment Law, for enterprises located elsewhere [Member]
Income Taxes [Line Items]
Tax rate applicable to the Company	16.00%